UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: November 30

Date of reporting period: August 31, 2013

ITEM 1 SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of August 31, 2013 (Unaudited)

Loomis Sayles Capital Income Fund

Shares	Description	Value (†)
Common Stocks – 78.3% of Net Assets
	Aerospace & Defense – 2.9%
4,041	Honeywell International, Inc.	$321,543
4,079	Northrop Grumman Corp.	376,369

		697,912

	Automobiles – 0.5%
3,242	General Motors Co.(b)	110,487

	Beverages – 2.5%
6,791	Coca-Cola Enterprises, Inc.	253,983
4,531	PepsiCo, Inc.	361,257

		615,240

	Capital Markets – 1.1%
9,828	Federated Investors, Inc., Class B	266,928

	Chemicals – 3.0%
7,604	E.I. du Pont de Nemours & Co.	430,539
13,904	Tronox Ltd., Class A	296,989

		727,528

	Commercial Banks – 2.8%
4,587	PNC Financial Services Group, Inc. (The)	331,503
8,664	Wells Fargo & Co.	355,917

		687,420

	Commercial Services & Supplies – 1.2%
6,967	Waste Management, Inc.	281,745

	Communications Equipment – 1.5%
6,454	Motorola Solutions, Inc.(c)	361,489

	Computers & Peripherals – 1.6%
805	Apple, Inc.	392,075

	Containers & Packaging – 1.4%
12,050	Sealed Air Corp.	342,220

	Diversified Consumer Services – 1.3%
11,584	H&R Block, Inc.	323,309

	Diversified Financial Services – 1.8%
8,882	JPMorgan Chase & Co.	448,807

	Diversified Telecommunication Services – 2.6%
7,186	CenturyLink, Inc.	238,001
8,382	Verizon Communications, Inc.	397,139

		635,140

	Electric Utilities – 2.6%
9,300	FirstEnergy Corp.	348,471
9,213	PPL Corp.	282,839

		631,310

Shares	Description	Value (†)
Common Stocks – continued
	Electrical Equipment – 1.4%
5,438	Eaton Corp. PLC	$344,334

	Energy Equipment & Services – 1.6%
1,958	Diamond Offshore Drilling, Inc.	125,371
5,845	Transocean Ltd.	263,785

		389,156

	Food & Staples Retailing – 1.5%
7,649	Walgreen Co.	367,687

	Gas Utilities – 1.4%
5,406	National Fuel Gas Co.	352,904

	Health Care Equipment & Supplies – 1.6%
5,660	Baxter International, Inc.(d)	393,710

	Industrial Conglomerates – 1.3%
13,996	General Electric Co.(d)	323,867

	Insurance – 4.0%
9,316	MetLife, Inc.	430,306
3,051	Travelers Cos., Inc. (The)	243,775
10,452	Unum Group	308,648

		982,729

	Machinery – 1.0%
2,818	Deere & Co.	235,698

	Media – 4.2%
7,761	Comcast Corp., Class A	326,661
5,920	Omnicom Group, Inc.	359,048
4,356	Viacom, Inc., Class B	346,563

		1,032,272

	Multiline Retail – 1.0%
4,714	Kohl’s Corp.	241,875

	Oil, Gas & Consumable Fuels – 8.2%
3,448	Chevron Corp.	415,243
2,116	ExxonMobil Corp.	184,431
4,239	Occidental Petroleum Corp.	373,922
6,072	Phillips 66 Partners LP(b)	186,835
10,000	QEP Midstream Partners LP(b)	226,500
9,362	Regency Energy Partners LP	253,055
6,693	Total S.A., Sponsored ADR	370,190

		2,010,176

	Pharmaceuticals – 8.9%
6,832	AbbVie, Inc.	291,112
8,064	Bristol-Myers Squibb Co.	336,188
5,282	GlaxoSmithKline PLC, Sponsored ADR	268,801
9,512	Merck & Co., Inc.	449,823
17,754	Pfizer, Inc.	500,840
7,027	Sanofi, ADR	335,750

		2,182,514

Shares	Description	Value (†)
Common Stocks – continued
	REITs—Diversified – 2.4%
14,525	Duke Realty Corp.	$211,920
13,545	Weyerhaeuser Co.	370,862

		582,782

	Road & Rail – 1.6%
5,452	Norfolk Southern Corp.	393,416

	Semiconductors & Semiconductor Equipment – 1.6%
10,522	Texas Instruments, Inc.	401,940

	Software – 1.5%
10,766	Microsoft Corp.	359,584

	Specialty Retail – 2.7%
20,124	American Eagle Outfitters, Inc.	291,194
8,084	Lowe’s Cos., Inc.	370,409

		661,603

	Thrifts & Mortgage Finance – 1.2%
20,022	People’s United Financial, Inc.	284,713

	Tobacco – 1.6%
4,627	Philip Morris International, Inc.	386,077

	Transportation Infrastructure – 1.0%
4,435	Macquarie Infrastructure Co. LLC	238,337

	Wireless Telecommunication Services – 1.8%
13,258	Vodafone Group PLC, Sponsored ADR	428,896

	Total Common Stocks (Identified Cost $16,527,639)	19,115,880

Principal Amount (‡)
Bonds and Notes – 15.2%
Non-Convertible Bonds – 14.2%
	Banking – 2.7%
$300,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 6/29/2049, 144A	296,250
100,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	98,085
280,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	275,100

		669,435

	Brokerage – 0.5%
100,000	Jefferies Group LLC, 6.875%, 4/15/2021	111,161

	Chemicals – 0.5%
150,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(e)	120,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – 1.7%
$400,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	$415,500

	Government Sponsored – 0.2%
40,000	Eksportfinans ASA, 2.000%, 9/15/2015	38,700

	Healthcare – 1.1%
125,000	HCA, Inc., 7.500%, 12/15/2023	128,437
150,000	HCA, Inc., 7.500%, 11/06/2033	150,000

		278,437

	Home Construction – 1.2%
250,000	Beazer Homes USA, Inc., 9.125%, 6/15/2018	263,750
25,000	Pulte Group, Inc., 6.375%, 5/15/2033	22,375

		286,125

	Media Non-Cable – 0.8%
34,000	R.R. Donnelley & Sons Co., 7.250%, 5/15/2018	37,655
150,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	165,375

		203,030

	Metals & Mining – 0.4%
45,000	Alcoa, Inc., 6.750%, 1/15/2028	44,794
75,000	Cliffs Natural Resources, Inc., 6.250%, 10/01/2040	63,031

		107,825

	Non-Captive Consumer – 1.0%
300,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	236,625

	Retailers – 0.4%
100,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	69,000
30,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	20,550

		89,550

	Supermarket – 1.3%
400,000	New Albertson’s, Inc., 8.000%, 5/01/2031	318,000

	Transportation Services – 0.3%
75,000	APL Ltd., 8.000%, 1/15/2024(e)	70,875

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – 2.1%
$100,000	Level 3 Financing, Inc., 8.125%, 7/01/2019	$105,750
70,000	Qwest Corp., 6.875%, 9/15/2033	68,292
400,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	346,197

		520,239

	Total Non-Convertible Bonds (Identified Cost $3,322,156)	3,465,502

Convertible Bonds – 1.0%
	Independent Energy – 0.8%
185,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	190,203

	Non-Captive Diversified – 0.2%
60,000	Jefferies Group LLC, 3.875%, 11/01/2029	62,963

	Total Convertible Bonds (Identified Cost $225,479)	253,166

	Total Bonds and Notes (Identified Cost $3,547,635)	3,718,668

Shares
Preferred Stocks – 0.7%
	REITs—Diversified – 0.7%
3,251	Weyerhaeuser Co., Series A 6.375% (Identified Cost $164,114)	172,888

Purchased Options – 0.0%
	Options on Securities – 0.0%
8,000	News Corp., Call expiring September 21, 2013 at 17(f) (Identified Cost $2,903)	1,000

Principal Amount (‡)
Short-Term Investments – 5.2%
$1,257,856	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/30/2013 at 0.000% to be repurchased at $1,257,856 on 9/03/2013 collateralized by $1,275,000 U.S. Treasury Note, 1.750% due 10/31/2018 valued at $1,287,750 including accrued interest(g) (Identified Cost $1,257,856)	1,257,856

	Total Investments – 99.4% (Identified Cost $21,500,147)(a)	24,266,292
	Other assets less liabilities – 0.6%	139,616

	Net Assets – 100.0%	$24,405,908

Shares	Description	Value (†)
Written Options – (0.0%)
	Options on Securities – (0.0%)
4,000	News Corp., Put expiring September 21, 2013 at 15(f)	$(800)
4,000	News Corp., Put expiring September 21, 2013 at 16(f)	(2,500)
1,200	Omnicom Group, Inc., Put expiring September 21, 2013 at 60(f)	(2,070)

	Total Written Options (Premiums Received $6,301)	$(5,370)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At August 31, 2013, the net unrealized appreciation on investments based on a cost of $21,500,658 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,098,265
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(332,631)

Net unrealized appreciation	$2,765,634

(b)	Non-income producing security.
(c)	All or a portion of this security has been pledged as collateral for outstanding options.
(d)	All or a portion of this security has been designated to cover the Fund’s obligations under open outstanding options.
(e)	Illiquid security. At August 31, 2013, the value of these securities amounted to $190,875 or 0.8% of net assets.

(f)	The Fund may enter into option contracts. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options contracts are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. For the period ended August 31, 2013, the Fund was not party to any over-the-counter options.

(g)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the value of Rule 144A holdings amounted to $711,750 or 2.9% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
AUD	Australian Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1—quoted prices in active markets for identical assets or liabilities;

•Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$19,115,880	$—	$—	$19,115,880
Bonds and Notes*	—	3,718,668	—	3,718,668
Preferred Stocks*	172,888	—	—	172,888
Purchased Options*	1,000	—	—	1,000
Short-Term Investments	—	1,257,856	—	1,257,856

Total	$19,289,768	$4,976,524	$—	$24,266,292

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$(5,370)	$—	$—	$(5,370)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended August 31, 2013, there were no transfers between Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include option contracts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns and may use written put options to offset the cost of options used for hedging purposes. The Fund may also use purchased call options and written put options for investment purposes. During the period ended August 31, 2013, the Fund engaged in written call option transactions for hedging purposes and written put option transactions for investment purposes.

The following is a summary of derivative instruments for the Fund as of August 31, 2013:

Assets	Investments at value	[1]
Exchange traded/cleared asset derivatives
Equity contracts	$1,000
Liabilities	Options Written at value
Exchange traded/cleared liability derivatives
Equity contracts	$(5,370)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at August 31, 2013 (Unaudited)

Pharmaceuticals	8.9%
Oil, Gas & Consumable Fuels	8.2
Media	4.2
Insurance	4.0
Chemicals	3.5
REITs—Diversified	3.1
Aerospace & Defense	2.9
Commercial Banks	2.8
Banking	2.7
Specialty Retail	2.7
Diversified Telecommunication Services	2.6
Electric Utilities	2.6
Beverages	2.5
Wirelines	2.1
Other Investments, less than 2% each	41.4
Short-Term Investments	5.2

Total Investments	99.4
Other assets less liabilities (including open written options)	0.6

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of August 31, 2013 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans – 78.6% of Net Assets
	Aerospace & Defense – 1.4%
$5,439,851	Camp International Holding Company, New 1st Lien Term Loan, 5.250%, 5/31/2019(b)	$5,491,964
450,000	Camp International Holding Company, New 2nd Lien Term Loan, 10.000%, 11/29/2019(b)	458,438
610,313	PRV Aerospace LLC, Term Loan B, 6.500%, 5/09/2018(c)	613,365
1,479,565	Sequa Corporation, New Term Loan B, 5.250%, 12/19/2017(b)	1,484,492
992,424	SI Organization, Inc. (The), Term Loan B, 5.500%, 11/22/2016(b)	965,132
322,380	Six3 Systems, Inc., Term Loan B, 7.000%, 10/04/2019(b)	325,604
992,405	TASC, Inc., New Term Loan B, 4.500%, 12/18/2015(b)	983,106
1,812,000	Transdigm, Inc., Term Loan C, 3.750%, 2/28/2020(b)	1,809,481
4,232,860	WP CPP Holdings LLC, 1st Lien Term Loan, 4.750%, 12/27/2019(b)	4,216,986
234,947	Wyle Services Corporation, Term Loan B, 5.000%, 3/27/2017(b)	232,304

		16,580,872

	Airlines – 0.5%
1,253,700	Delta Air Lines, Inc., New Term Loan B1, 4.000%, 10/18/2018(b)	1,256,044
5,136,000	US Airways Group, Inc., Term Loan B1, 4.250%, 5/23/2019(b)	5,062,196

		6,318,240

	Automotive – 1.5%
2,000,000	Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4/27/2020(d)	2,000,000
3,482,727	Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.750%, 4/27/2020(b)	3,482,727
144,731	August LuxUK Holding Company Sarl, Luxco 1st Lien Term Loan, 5.000%, 4/27/2018(b)	144,369
111,334	August U.S. Holding Company, Inc., 1st Lien Term Loan B, 5.000%, 4/27/2018(b)	111,056
1,104,280	Grede LLC, Term Loan B, 4.500%, 5/02/2018(b)	1,104,280
4,019,000	Keystone Automotive Operations, Inc., 1st Lien Term Loan, 7.000%, 8/15/2019(b)	4,019,000
2,520,000	Navistar International Corporation, Term Loan B, 5.750%, 8/17/2017(b)	2,554,650
3,229,905	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/27/2019(b)	3,229,905
1,350,000	Transtar Holding Company, New 2nd Lien Term Loan, 9.750%, 10/09/2019(b)	1,370,250

		18,016,237

Principal Amount	Description	Value (†)
Senior Loans – continued
	Banking – 0.9%
$1,381,482	Harland Clarke Holdings Corp., Extended Term Loan B2, 5.432%, 6/30/2017(b)	$1,357,307
2,000,000	Harland Clarke Holdings Corp., Term Loan B3, 5/22/2018(d)	1,963,920
6,500,000	Harland Clarke Holdings Corp., Term Loan B3, 7.000%, 5/22/2018(b)	6,382,740
1,043,319	US FT Holdco, Inc., Term Loan B, 4.500%, 11/30/2017(b)	1,047,888

		10,751,855

	Building Materials – 2.0%
2,800,000	Air Distribution Technologies, Inc., 2nd Lien Term Loan, 9.250%, 5/11/2020(b)	2,856,000
4,385,000	Contech Construction Products, Inc., New Term Loan, 6.250%, 4/29/2019(b)	4,404,075
8,000,000	Continental Building Products LLC, 2nd Lien Term Loan, 2/15/2021(d)	7,980,000
630,238	CPG International, Inc., Term Loan, 5.750%, 9/18/2019(b)	634,964
2,616,174	Custom Building Products, Inc., Term Loan B, 6.000%, 12/12/2019(b)	2,612,904
2,819,000	NCI Building Systems, Inc., New Term Loan, 4.250%, 6/24/2019(b)	2,819,592
999,448	Roofing Supply Group LLC, Term Loan, 5.000%, 5/24/2019(b)	1,002,776
1,796,073	Wilsonart International Holdings LLC, Term Loan B, 4.000%, 10/31/2019(b)	1,780,734

		24,091,045

	Chemicals – 5.0%
3,554,500	Allnex (Luxembourg) & Cy S.C.A., 2nd Lien Term Loan, 8.250%, 4/03/2020(b)	3,643,363
267,966	Allnex (Luxembourg) & Cy S.C.A., Term Loan B1, 4.500%, 10/03/2019(b)	267,966
139,035	Allnex (Luxembourg) & Cy S.C.A., Term Loan B2, 4.500%, 10/03/2019(b)	139,035
1,000,000	Arysta LifeScience Corporation, 1st Lien Term Loan, 4.500%, 5/29/2020(b)	999,170
6,500,000	Arysta LifeScience Corporation, 2nd Lien Term Loan, 8.250%, 11/30/2020(b)	6,478,355
5,906,920	Ascend Performance Materials LLC, Term Loan B, 6.750%, 4/10/2018(b)	5,655,876
6,022,438	Axalta Coating Systems US Holdings, Inc., Term Loan, 4.750%, 2/03/2020(b)	6,061,583
741,738	AZ Chem US, Inc., Recap Term Loan, 5.250%, 12/22/2017(b)	746,900
336,600	Emerald Performance Materials LLC, Term Loan B, 6.750%, 5/18/2018(b)	339,125
4,500,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/18/2020(b)	4,528,125
578,095	Houghton International, Inc., Term Loan B, 4.000%, 12/20/2019(b)	576,170
787,198	Ineos US Finance LLC, 6 Year Term Loan, 4.000%, 5/04/2018(b)	780,554
681,373	Kleopatra Acquisition Corp., Term Loan B1, 5.750%, 12/21/2016(b)	684,358

Principal Amount	Description	Value (†)
Senior Loans – continued
	Chemicals – continued
$5,037,000	MacDermid, Inc., 2nd Lien Term Loan, 7.750%, 12/07/2020(b)	$5,087,370
1,500,000	Nexeo Solutions LLC, Incremental Term Loan, 9/08/2017(d)	1,486,245
207,433	Nexeo Solutions LLC, Incremental Term Loan, 5.000%, 9/08/2017(b)	205,530
3,365,949	Nexeo Solutions LLC, Term Loan B, 9/08/2017(d)	3,335,083
897,160	Nexeo Solutions LLC, Term Loan B, 5.000%, 9/08/2017(b)	888,933
1,915,625	OCI Beaumont LLC, Term Loan B1, 8/20/2019(d)	1,896,469
737,847	OCI Beaumont LLC, Term Loan B1, 6.250%, 8/20/2019(b)	730,469
3,601,375	OCI Beaumont LLC, Term Loan B2, 8/20/2019(d)	3,565,361
1,387,153	OCI Beaumont LLC, Term Loan B2, 6.250%, 8/20/2019(b)	1,373,281
1,500,000	Univar, Inc., Term Loan B, 6/30/2017(d)	1,461,570
7,520,605	Univar, Inc., Term Loan B, 5.000%, 6/30/2017(b)	7,327,927

		58,258,818

	Consumer Cyclical Services – 5.0%
6,979,456	Affinion Group, Inc., Term Loan B, 6.500%, 10/10/2016(b)	6,709,002
1,750,000	AlixPartners LLP, New 2nd Lien Term Loan, 7/10/2021(d)	1,777,125
6,000,000	AlixPartners LLP, New 2nd Lien Term Loan, 9.000%, 7/10/2021(b)	6,093,000
511,090	Allied Security Holdings LLC, 1st Lien Term Loan, 5.250%, 2/03/2017(b)	513,007
181,025	Catalina Marketing Corporation, 2017 Term Loan B, 5.682%, 9/29/2017(b)	182,836
5,672,489	Go Daddy Operating Company LLC, Repriced Term Loan B2, 4.250%, 12/17/2018(b)	5,665,398
895,949	Inmar, Inc., New Term Loan B, 6.500%, 8/04/2017(b)	893,709
2,727,000	RE/MAX International, Inc., New Term Loan B, 5.250%, 7/31/2020(b)	2,720,182
834,908	Realogy Corporation, Extended Term Loan, 4.500%, 3/05/2020(b)	839,499
3,000,000	ServiceMaster Company, New Term Loan, 1/31/2017(d)	2,908,500
5,094,000	ServiceMaster Company, New Term Loan, 4.250%, 1/31/2017(b)	4,938,633
2,064,080	SGS Cayman L.P., Term Loan, 7.250%, 3/06/2019(b)	2,058,920
715,591	SNL Financial LC, New Term Loan B, 5.500%, 10/23/2018(b)	715,591
7,900,000	SourceHov LLC, New 2nd Lien Term Loan, 8.750%, 4/30/2019(b)	7,972,443
2,722,347	Southern Graphics, Inc., Term Loan, 5.000%, 10/17/2019(b)	2,729,153
1,675,000	Spin Holdco, Inc., New Term Loan B, 4.250%, 11/14/2019(b)	1,676,575

Principal Amount	Description	Value (†)
Senior Loans – continued
	Consumer Cyclical Services – continued
$863,300	SRA International, Inc., Term Loan B, 6.500%, 7/20/2018(b)	$853,588
429,777	Sterling Infosystems, Inc., Term Loan A, 5.754%, 2/01/2018(c)	429,777
3,326,663	STG-Fairway Acquisitions, Term Loan B, 6.250%, 2/28/2019(b)	3,307,967
4,570,463	Sutherland Global Services Private Limited, Term Loan, 7.250%, 3/06/2019(b)	4,559,037
489,024	U.S. Security Holdings, Inc., New Term Loan, 6.000%, 7/28/2017(b)	490,247
335,117	West Corporation, Term Loan B8, 3.750%, 6/29/2018(b)	335,117

		58,369,306

	Consumer Products – 1.8%
754,286	Advantage Sales & Marketing, Inc., New 2nd Lien Term Loan, 8.250%, 6/18/2018(b)	763,247
3,220,293	FGI Operating Company LLC, Term Loan, 5.500%, 4/19/2019(b)	3,228,344
550,718	HMK Intermediate Holdings LLC, Term Loan, 5.750%, 3/29/2019(b)	553,472
2,453,986	Polyconcept Investments B.V., USD 1st Lien Term Loan, 6/27/2019(d)	2,471,875
3,225,519	Polyconcept Investments B.V., USD 1st Lien Term Loan, 6.000%, 6/27/2019(b)	3,189,232
1,504,440	Serta/Simmons Holdings LLC, Term Loan, 5.000%, 10/01/2019(b)	1,509,149
2,921,171	SRAM LLC, New Term Loan B, 4.018%, 4/10/2020(c)	2,899,262
1,829,675	SymphonyIRI Group, Inc., New Term Loan B, 4.500%, 12/01/2017(b)	1,830,828
4,929,857	Visant Holding Corp., Term Loan B, 5.250%, 12/22/2016(b)	4,763,474

		21,208,883

	Diversified Manufacturing – 1.5%
6,069,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/18/2020(b)	6,122,104
4,287,255	Doncasters Finance US LLC, USD Term Loan, 5.500%, 4/09/2020(b)	4,324,769
394,946	Douglas Dynamics Holdings, Inc., New Term Loan, 5.750%, 4/18/2018(b)	394,946
5,749,696	Edwards (Cayman Islands II) Limited, New Term Loan B, 4.750%, 3/26/2020(b)	5,759,298
806,978	Milacron LLC, New Term Loan, 4.250%, 3/30/2020(b)	805,969

		17,407,086

	Electric – 0.3%
1,027,238	Calpine Corporation, Term Loan B3, 4.000%, 10/09/2019(b)	1,029,426
1,758,154	Dynegy Holdings, Inc., Term Loan B2, 4.000%, 4/23/2020(b)	1,746,427
1,262,812	Mirion Technologies, Inc., Term Loan, 5.750%, 3/30/2018(b)	1,256,498

		4,032,351

Principal Amount	Description	Value (†)
Senior Loans – continued
	Entertainment – 0.0%
$209,590	SMG (Stadium Management Group), New Term Loan B, 5.500%, 6/07/2018(b)	$209,590

	Environmental – 0.7%
3,410,000	Allflex Holdings III, Inc., New 2nd Lien Term Loan, 7/19/2021(d)	3,449,795
5,000,000	Allflex Holdings III, Inc., New 2nd Lien Term Loan, 8.000%, 7/19/2021(b)	5,058,350

		8,508,145

	Financial Other – 2.9%
2,251,000	Duff & Phelps Investment Management Co., Term Loan B, 4.500%, 4/23/2020(b)	2,251,000
2,500,000	Eze Castle Software, Inc., 2nd Lien Term Loan, 8.750%, 4/06/2021(b)	2,518,750
3,588,000	Guggenheim Partners LLC, Term Loan, 4.250%, 7/17/2020(b)	3,607,052
230,503	Hamilton Lane Advisors LLC, Term Loan, 5.250%, 2/28/2018(b)	229,926
594,364	Harbourvest Partners LLC, Term Loan B, 4.750%, 11/21/2017(b)	597,336
5,590,000	ION Trading Technologies S.A.R.L., 1st Lien Term Loan, 4.500%, 5/22/2020(b)	5,586,534
824,185	Ipreo Holdings LLC, Term Loan B2, 6.500%, 8/05/2017(b)	832,427
35,314	Ipreo Holdings LLC, Term Loan B3, 6.500%, 8/05/2017(b)	35,668
2,503,725	Moneygram International, Inc., New Term Loan B, 4.250%, 3/27/2020(b)	2,509,984
7,877,000	Nuveen Investments, Inc., New 2nd Lien Term Loan, 6.500%, 2/28/2019(b)	7,831,077
763,586	Transfirst Holdings, Inc., 1st Lien Term Loan, 4.750%, 12/27/2017(b)	763,777
6,000,000	Triple Point Technology, Inc., 2nd Lien Term Loan, 9.250%, 7/09/2021(b)	5,760,000
1,000,000	Wall Street Systems, Inc., New 2nd Lien Term Loan, 9.250%, 10/26/2020(b)	1,007,500

		33,531,031

	Food & Beverage – 3.8%
6,482,000	Arctic Glacier U.S.A., Inc., 1st Lien Term Loan, 6.000%, 5/10/2019(b)	6,457,692
550,000	CPM Acquisition Corp., 2nd Lien Term Loan, 10.250%, 2/28/2018(b)	551,034
2,586,000	CTI Foods Holding Co LLC, New 1st Lien Term Loan, 4.500%, 6/29/2020(b)	2,560,140
7,622,000	DS Waters of America, Inc., New Term Loan, 8/19/2020(d)	7,612,472
4,593,356	Earthbound Holdings III LLC, New Term Loan B, 5.750%, 12/21/2016(b)	4,586,466
1,458,670	Milk Specialties Company, New Term Loan B, 7.000%, 11/07/2018(b)	1,455,023
8,463,000	New HB Acquisition LLC, Term Loan, 6.750%, 4/09/2020(b)	8,663,996
5,320,992	Reddy Ice Group, Inc., 1st Lien Term Loan, 6.750%, 3/28/2019(c)	5,307,690

Principal Amount	Description	Value (†)
Senior Loans – continued
	Food & Beverage – continued
$7,367,000	US Foods, Inc., Refi Term Loan, 4.500%, 3/29/2019(b)	$7,373,115

		44,567,628

	Gaming – 0.3%
1,260,000	Boyd Gaming Corporation, Term Loan B, 4.000%, 8/14/2020(b)	1,261,562
445,023	Peninsula Gaming LLC, Term Loan, 4.250%, 11/20/2017(b)	445,859
1,752,000	Pinnacle Entertainment, Inc., Term Loan B2, 3.750%, 8/13/2020(b)	1,756,363
265,638	Tropicana Entertainment, Inc., Term Loan B, 7.500%, 3/16/2018(b)	267,298

		3,731,082

	Health Insurance – 0.6%
7,300,000	Sedgwick CMS Holdings, Inc., New 2nd Lien Term Loan, 8.000%, 12/12/2018(b)	7,391,250

	Healthcare – 6.2%
6,438,863	Apria Healthcare Group I, Term Loan, 6.750%, 4/05/2020(b)	6,481,681
836,795	ATI Holdings, Inc., New Term Loan, 5.750%, 12/20/2019(b)	844,117
1,534,500	BioScrip, Inc., Delayed Draw Term Loan, 6.500%, 7/31/2020(b)	1,550,812
2,557,500	BioScrip, Inc., Term Loan B, 6.500%, 7/31/2020(b)	2,584,686
2,198,608	Bright Horizons Family Solution, Inc., New Term Loan B, 4.000%, 1/30/2020(c)	2,199,708
6,250,000	CHG Buyer Corporation, 2nd Lien Term Loan, 9.000%, 11/19/2020(b)	6,375,000
648,331	Convatec, Inc., Term Loan, 5.000%, 12/22/2016(b)	650,924
460,193	DJO Finance LLC, Term Loan B3, 4.750%, 9/15/2017(b)	462,586
2,022,930	Equinox Holdings, Inc., Repriced Term Loan B, 4.506%, 1/31/2020(c)	2,030,516
1,500,000	Gentiva Health Services, Inc., New Term Loan B, 6.500%, 8/17/2016(b)	1,497,195
4,750,000	Healogics, Inc., 2nd Lien Term Loan, 9.250%, 2/05/2020(b)	4,839,062
4,788,000	Herff Jones, Inc., Term Loan B, 5.500%, 6/25/2019(b)	4,791,926
1,312,546	Kindred Healthcare, Inc., Term Loan B, 4.250%, 6/01/2018(b)	1,306,811
440,213	Kinetic Concepts, Inc., USD Term Loan D1, 5/04/2018(d)	440,763
651,076	Kinetic Concepts, Inc., USD Term Loan D1, 4.500%, 5/04/2018(b)	651,890
6,474,000	MedSolutions Holdings, Inc., Term Loan B, 6.500%, 7/08/2019(b)	6,465,907
350,000	PLATO, Inc., 2nd Lien Term Loan, 11.250%, 5/09/2019(b)	350,438
3,131,730	PLATO, Inc., New 1st Lien Term Loan, 6.000%, 5/17/2018(b)	3,123,901

Principal Amount	Description	Value (†)
Senior Loans – continued
	Healthcare – continued
$797,970	Renaissance Learning, Inc., New Term Loan B, 5.750%, 11/13/2018(b)	$801,465
450,000	Sheridan Holdings, Inc., New 2nd Lien Term Loan, 9.000%, 7/01/2019(b)	452,250
7,700,000	Springer Science & Business Media Deutschland GmbH, USD Term Loan B2, 8/14/2020(d)	7,627,851
1,014,000	Steward Health Care System LLC, Term Loan B, 6.750%, 4/13/2020(b)	988,650
1,753,000	Surgical Care Affiliates, Inc., Class C Incremental Term Loan, 4.250%, 6/29/2018(b)	1,753,000
7,120,000	TriZetto Group, Inc. (The), 2nd Lien Term Loan D, 8.500%, 3/28/2019(b)	6,443,600
1,719,364	TriZetto Group, Inc. (The), Term Loan B, 5/02/2018(d)	1,603,307
433,576	TriZetto Group, Inc. (The), Term Loan B, 4.750%, 5/02/2018(b)	404,309
4,319,175	Truven Health Analytics, Inc., Term Loan B, 4.500%, 6/06/2019(b)	4,331,787
1,247,401	United Surgical Partners International, Inc., Incremental Term Loan, 4.750%, 4/03/2019(b)	1,256,233

		72,310,375

	Industrial Other – 6.4%
1,337,648	Apex Tool Group LLC, Term Loan B, 4.500%, 1/31/2020(b)	1,340,751
3,580,000	API Heat Transfer, Inc., Term Loan, 5.250%, 5/03/2019(b)	3,535,250
3,300,000	Brand Energy & Infrastructure Services, Inc., New 2nd Lien Term Loan, 11.000%, 10/23/2019(b)	3,368,739
4,051,159	Capital Safety North America Holdings, Inc., Term Loan, 4.500%, 1/21/2019(b)	4,035,967
1,644,053	CeramTec Acquisition Corporation, USD Term Loan B1, 8/31/2020(d)	1,644,743
161,884	CeramTec Acquisition Corporation, USD Term Loan B2, 8/28/2020(d)	161,951
500,063	CeramTec Acquisition Corporation, USD Term Loan B3, 8/28/2020(d)	500,273
1,895,475	Dexter Axle Company, Term Loan B, 6.000%, 11/01/2018(b)	1,909,691
8,109,000	Eastman Kodak Company, Exit Term Loan, 9/03/2019(d)	7,936,684
6,415,000	Gardner Denver, Inc., USD Term Loan, 4.250%, 7/30/2020(b)	6,379,589
778,391	GCA Services Group, Inc., Term Loan B, 5.250%, 11/01/2019(b)	779,364
4,000,860	Intelligrated, Inc., 1st Lien Term Loan, 4.500%, 7/30/2018(b)	4,005,861
2,454,457	McJunkin Red Man Corporation, Term Loan B, 6.000%, 11/08/2019(b)	2,466,730
815,000	MEI Conlux Holdings (US), Inc., Term Loan B, 8/21/2020(d)	813,981
3,637,000	MEI Conlux Holdings (US), Inc., Term Loan B, 5.000%, 8/21/2020(b)	3,632,454
6,500,000	Minimax GmbH & Co. KG, USD Term Loan B, 8/07/2020(d)	6,508,125
3,000,000	Mirror Bidco Corp., USD Term Loan, 12/27/2019(d)	3,015,000

Principal Amount	Description	Value (†)
Senior Loans – continued
	Industrial Other – continued
$3,289,470	Mirror Bidco Corp., USD Term Loan, 5.250%, 12/27/2019(b)	$3,305,917
3,337,230	New Breed, Inc., Term Loan B, 6.000%, 10/01/2019(b)	3,334,460
564,272	Nusil Technology LLC, New Term Loan, 5.250%, 4/07/2017(b)	552,518
3,000,000	Oxbow Carbon LLC, 2nd Lien Term Loan, 8.000%, 1/17/2020(b)	3,030,000
5,234,165	Pinnacle Operating Corp., Term Loan, 4.750%, 11/15/2018(b)	5,250,548
3,177,678	Schaeffler AG, USD Term Loan C, 4.250%, 1/27/2017(b)	3,182,604
2,935,000	Silver II US Holdings LLC, Term Loan, 4.000%, 12/13/2019(b)	2,907,499
269,016	Tank Holding Corp., Refi Term Loan, 4.250%, 7/09/2019(b)	266,999
1,192,549	WESCO Distribution, Inc., Term Loan B, 4.500%, 12/12/2019(b)	1,198,130
422,805	WireCo WorldGroup, Inc., New Term Loan, 6.000%, 2/15/2017(b)	422,805

		75,486,633

	Lodging – 0.4%
4,546,000	Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.250%, 12/28/2020(b)	4,614,190

	Media Cable – 1.1%
1,774,480	Crown Media Holdings, Inc., Term Loan B, 4.000%, 7/14/2018(b)	1,770,043
3,420,321	Media Holdco LP, Term Loan B, 7.250%, 7/24/2018(b)	3,428,872
7,329,000	TWCC Holding Corp., 2nd Lien Term Loan, 7.000%, 6/26/2020(b)	7,512,225

		12,711,140

	Media Non-Cable – 4.9%
4,195,000	Advanstar Communications, Inc., New 1st Lien Term Loan, 5.500%, 4/29/2019(b)	4,136,438
4,500,000	Advanstar Communications, Inc., New 2nd Lien Term Loan, 9.500%, 6/06/2020(b)	4,488,750
1,493,616	Clear Channel Communications, Inc., Term Loan D, 6.932%, 1/30/2019(b)	1,369,930
5,522,042	Dex Media West LLC, New Term Loan, 8.000%, 12/30/2016(b)	4,610,905
6,518,000	Emerald Expositions Holding, Inc., Term Loan B, 5.500%, 6/17/2020(b)	6,554,696
177,758	Entercom Radio LLC, Term Loan B, 5.008%, 11/23/2018(c)	178,869
6,911,905	Getty Images, Inc., Term Loan B, 4.750%, 10/18/2019(b)	6,646,972
5,207,948	Internet Brands, Inc., Term Loan, 6.250%, 3/18/2019(b)	5,194,928
5,000,000	Penton Media, Inc., New Term Loan B, 6.000%, 8/01/2014(b)	4,882,500
4,398,844	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	3,412,755

Principal Amount	Description	Value (†)
Senior Loans – continued
	Media Non-Cable – continued
$4,185,804	Univision Communications, Inc., Refi Term Loan C2, 4.500%, 3/02/2020(b)	$4,169,061
3,491,250	Univision Communications, Inc., Term Loan C3, 4.000%, 3/02/2020(b)	3,459,235
8,066,894	YP LLC, USD Term Loan B, 8.032%, 6/04/2018(b)	7,996,308

		57,101,347

	Metals & Mining – 2.4%
3,029,686	American Rock Salt Holdings LLC, Term Loan, 5.500%, 4/25/2017(b)	3,024,385
3,641,038	Arch Coal, Inc., Term Loan B, 5.750%, 5/16/2018(b)	3,527,255
1,689,000	Bowie Resource Holdings LLC, 1st Lien Term Loan, 6.750%, 8/07/2020(b)	1,684,778
391,726	Fairmount Minerals Ltd., New Term Loan B, 5.250%, 3/15/2017(b)	391,604
3,991,068	FMG Resources (August 2006) Pty Ltd., Term Loan, 5.250%, 10/18/2017(b)	4,004,558
1,039,413	Metal Services LLC, Term Loan, 7.750%, 6/30/2017(b)	1,044,610
2,869,000	Murray Energy Corporation, New Term Loan B, 4.750%, 5/24/2019(b)	2,863,262
7,188,750	Patriot Coal Corporation, DIP First-Out Term Loan, 9.250%, 10/04/2013(b)	7,224,694
4,127,306	Preferred Proppants LLC, Term Loan B, 9.000%, 12/15/2016(b)	2,497,020
298,236	Tube City IMS Corporation, Term Loan, 4.750%, 3/20/2019(b)	298,236
1,561,472	United Central Industrial Supply Company LLC., 1st Lien Term Loan, 7.500%, 10/09/2018(b)	1,436,554

		27,996,956

	Non-Captive Diversified – 0.1%
1,295,059	Istar Financial, Inc., Term Loan, 4.500%, 10/16/2017(b)	1,295,059

	Oil Field Services – 1.9%
1,000,000	Frac Tech International LLC, Term Loan B, 5/06/2016(d)	981,960
4,500,000	Frac Tech International LLC, Term Loan B, 8.500%, 5/06/2016(b)	4,418,820
3,841,000	Pacific Drilling S.A., Term Loan B, 4.500%, 6/04/2018(b)	3,855,404
450,000	Pinnacle Holdco S.A.R.L., 2nd Lien Term Loan, 10.500%, 7/24/2020(b)	452,250
2,651,675	Pinnacle Holdco S.A.R.L., Term Loan, 4.750%, 7/24/2019(b)	2,640,087
1,000,000	Stallion Oilfield Services Ltd., Term Loan B, 6/19/2018(d)	997,500
7,450,000	Stallion Oilfield Services Ltd., Term Loan B, 8.000%, 6/19/2018(b)	7,431,375
1,500,000	Utex Industries, Inc., 2nd Lien Term Loan, 8.750%, 4/12/2021(b)	1,501,245

		22,278,641

Principal Amount	Description	Value (†)
Senior Loans – continued
	Other Utility – 0.5%
$5,903,000	Power Team Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	$5,784,940

	Packaging – 0.6%
2,120,000	Berlin Packaging LLC, 1st Lien Term Loan, 4.750%, 4/02/2019(b)	2,122,650
1,728,625	BWAY Corporation, Term Loan B, 4.500%, 8/07/2017(b)	1,739,964
318,141	Husky Injection Molding Systems Ltd., New Term Loan B, 4.250%, 6/29/2018(b)	318,074
1,504,388	Pro Mach, Inc., New Term Loan B, 5.000%, 7/06/2017(b)	1,510,662
992,500	Reynolds Group Holdings, Inc., New Dollar Term Loan, 4.750%, 9/28/2018(b)	998,475

		6,689,825

	Paper – 0.7%
4,850,000	Appvion, Inc., Term Loan, 6.750%, 6/28/2019(b)	4,825,750
2,000,000	Hoffmaster Group, Inc., 1st Lien Term Loan, 6.500%, 1/03/2018(b)	1,975,000
250,000	Hoffmaster Group, Inc., 2nd Lien Term Loan, 11.000%, 1/03/2019(b)	250,000
1,000,000	Hoffmaster Group, Inc., Add on 2nd Lien Term Loan, 10.250%, 1/03/2019(b)	998,750

		8,049,500

	Pharmaceuticals – 1.6%
5,182,288	eResearch Technology, Inc., New Term Loan, 6.000%, 5/02/2018(b)	5,195,243
1,366,775	Inc Research, Inc., Refi Term Loan B, 6.000%, 7/12/2018(b)	1,369,344
2,961,187	inVentiv Health, Inc., Combined Term Loan, 7.500%, 8/04/2016(b)	2,887,157
2,475,699	inVentiv Health, Inc., Incremental Term Loan B3, 7.750%, 5/15/2018(b)	2,426,185
1,647,051	Par Pharmaceutical Companies, Inc., Refi Term Loan B, 4.250%, 9/30/2019(b)	1,638,305
1,805,925	Pharmaceutical Product Development, Inc., New Term Loan B, 4.250%, 12/05/2018(b)	1,803,668
646,750	Phillips Plastics Corporation, Term Loan B, 4.750%, 2/13/2017(b)	645,942
748,907	PRA Holdings, Inc., 1st Lien Term Loan, 6.500%, 12/08/2017(b)	752,651
1,899,258	PRA Holdings, Inc., 2nd Lien Term Loan, 10.500%, 6/10/2019(b)	1,927,747

		18,646,242

	Pipelines – 0.4%
5,065,054	NGPL PipeCo LLC, Term Loan B, 6.750%, 9/15/2017(b)	4,773,813

	Property & Casualty Insurance – 1.9%
2,762,201	Alliant Holdings I, Inc., New Term Loan B, 5.000%, 12/20/2019(b)	2,770,847
2,766,100	AmWINS Group, Inc., New Term Loan, 5.000%, 9/06/2019(b)	2,774,177

Principal Amount	Description	Value (†)
Senior Loans – continued
	Property & Casualty Insurance – continued
$600,000	Applied Systems, Inc., 2nd Lien Term Loan, 8.250%, 6/08/2017(b)	$603,000
1,630,902	CCC Information Services, Inc., Term Loan, 4.000%, 12/20/2019(b)	1,624,786
2,874,555	Compass Investors, Inc., Term Loan, 5.000%, 12/27/2019(b)	2,881,742
2,000,000	Cooper Gay Swett & Crawford Ltd., 2nd Lien Term Loan, 10/16/2020(d)	2,025,000
6,000,000	Cooper Gay Swett & Crawford Ltd., 2nd Lien Term Loan, 8.250%, 10/16/2020(b)	6,075,000
2,992,481	Cunningham Lindsey U.S., Inc., 1st Lien Term Loan, 5.000%, 12/10/2019(b)	2,955,075
701,591	Cunningham Lindsey U.S., Inc., 2nd Lien Term Loan, 9.250%, 6/10/2020(b)	698,083

		22,407,710

	REITs – 0.3%
3,000,000	Capital Automotive L.P., New 2nd Lien Term Loan, 6.000%, 4/16/2020(b)	3,067,500

	Restaurants – 0.6%
300,000	Brasa Holdings, Inc., 1st Lien Term Loan, 6.000%, 7/19/2019(b)	300,000
1,060,714	Brasa Holdings, Inc., 2nd Lien Term Loan, 11.000%, 1/20/2020(b)	1,066,018
107,730	Centerplate, Inc., Add on Term Loan A, 5.000%, 10/15/2018(b)	107,730
353,330	Centerplate, Inc., Term Loan A, 5.753%, 10/15/2018(c)	354,213
1,399,440	Landry’s, Inc., Term Loan B, 4.750%, 4/24/2018(b)	1,406,787
308,878	P.F. Chang’s China Bistro, Inc., Term Loan B, 5.250%, 7/02/2019(b)	312,353
3,713,693	Sagittarius Restaurants LLC, New Term Loan, 6.250%, 10/01/2018(c)	3,718,335

		7,265,436

	Retailers – 3.2%
500,000	BJ’s Wholesale Club, Inc., 2nd Lien Term Loan, 9.750%, 3/26/2020(b)	509,690
2,218,904	David’s Bridal, Inc., New Term Loan B, 5.000%, 10/11/2019(b)	2,230,531
1,666,408	Evergreen Acqco 1 LP, New Term Loan, 5.000%, 7/09/2019(b)	1,674,223
381,849	Gymboree Corporation (The), Initial Term Loan, 5.000%, 2/23/2018(b)	365,937
5,502,000	Harbor Freight Tools USA, Inc., New 1st Lien Term Loan, 4.750%, 7/26/2019(b)	5,551,518
2,851,285	Neiman Marcus Group, Inc. (The), Extended Term Loan, 4.000%, 5/16/2018(b)	2,848,804
3,000,000	Party City Holdings, Inc., Refi Term Loan B, 7/29/2019(d)	2,991,930
2,843,710	Party City Holdings, Inc., Refi Term Loan B, 4.250%, 7/29/2019(b)	2,836,061
444,375	RGIS Services LLC, Term Loan C, 5.500%, 10/18/2017(b)	442,153

Principal Amount	Description	Value (†)
Senior Loans – continued
	Retailers – continued
$1,000,000	Rite Aid Corporation, New 2nd Lien Term Loan, 6/11/2021(d)	$1,005,000
6,000,000	Rite Aid Corporation, New 2nd Lien Term Loan, 4.875%, 6/11/2021(b)	6,030,000
4,881,000	Sportsman’s Warehouse Holdings, Inc., First Out Term Loan, 7.250%, 8/16/2019(b)	4,856,595
6,392,224	Toy ‘R’ Us-Delaware, Inc., Incremental Term Loan B2, 5.250%, 5/25/2018(b)	6,174,888

		37,517,330

	Supermarkets – 0.8%
685,000	Acosta, Inc., Term Loan D, 5.000%, 3/02/2018(b)	688,137
2,189,829	Sprouts Farmers Markets Holdings LLC, New Term Loan, 4.000%, 4/23/2020(b)	2,191,646
7,142,033	Supervalu, Inc., Refi Term Loan B, 5.000%, 3/21/2019(b)	7,159,174

		10,038,957

	Technology – 9.7%
878,306	Aeroflex Incorporated, New Term Loan B, 4.500%, 11/11/2019(b)	884,349
7,900,000	Alcatel-Lucent USA, Inc., USD Term Loan C, 5.750%, 1/30/2019(b)	7,932,153
200,000	Blackboard, Inc., 2nd Lien Term Loan, 11.500%, 4/04/2019(b)	202,250
7,503,248	Blackboard, Inc., Term Loan B2, 6.250%, 10/04/2018(b)	7,528,234
4,000,000	Blue Coat Systems, Inc., 2nd Lien Term Loan, 9.500%, 6/26/2020(b)	4,005,000
1,436,000	Blue Coat Systems, Inc., New Term Loan, 4.500%, 5/31/2019(b)	1,436,000
4,010,000	BMC Software Finance, Inc., Term Loan, 8/07/2020(d)	4,002,060
8,010,000	BMC Software Finance, Inc., USD Term Loan, 8/07/2020(d)	7,993,339
2,500,000	CompuCom Systems, Inc., Refi Term Loan B, 5/11/2020(d)	2,475,000
2,000,000	CompuCom Systems, Inc., Refi Term Loan B, 4.250%, 5/11/2020(b)	1,980,000
276,908	Consona Holdings, Inc., Term Loan B, 7.250%, 8/06/2018(b)	276,215
1,774,553	DataPipe, Inc., 1st Lien Term Loan, 5.750%, 3/15/2019(b)	1,792,298
2,000,000	DataPipe, Inc., 2nd Lien Term Loan, 9.250%, 9/16/2019(b)	2,020,000
1,455,505	Deltek, Inc., 1st Lien Term Loan, 5.000%, 10/10/2018(b)	1,455,141
4,950,000	Deltek, Inc., 2nd Lien Term Loan, 10.000%, 10/10/2019(b)	4,958,266
805,208	EIG Investors Corp., New 1st Lien Term Loan, 6.250%, 11/11/2019(b)	813,260
1,500,000	EIG Investors Corp., New 2nd Lien Term Loan, 5/08/2020(d)	1,505,625
5,100,000	EIG Investors Corp., New 2nd Lien Term Loan, 10.250%, 5/08/2020(b)	5,119,125

Principal Amount	Description	Value (†)
Senior Loans – continued
	Technology – continued
$5,122,000	Epiq Systems, Inc., Term Loan B, 8/27/2020(d)	$5,094,239
6,215,330	First Data Corporation, Extended 2018 Term Loan B, 4.184%, 3/23/2018(b)	6,149,696
2,200,000	First Data Corporation, New 2017 Term Loan, 4.184%, 3/24/2017(b)	2,178,000
7,623,408	Freescale Semiconductor, Inc., Term Loan B4, 5.000%, 2/28/2020(b)	7,647,879
3,828,000	Help/Systems LLC., USD Term Loan B, 5.500%, 6/29/2020(b)	3,799,290
3,000,000	Infor (US), Inc., USD Term Loan B2, 4/05/2018(d)	3,015,630
4,637,312	Infor (US), Inc., USD Term Loan B2, 5.250%, 4/05/2018(b)	4,661,473
685,555	NXP B.V., Term Loan C, 4.750%, 1/11/2020(b)	694,769
206,850	Openlink International Intermediate, Inc., Initial Term Loan, 7.750%, 10/30/2017(b)	206,850
3,900,000	Rocket Software, Inc., 2nd Lien Term Loan, 10.250%, 2/08/2019(b)	3,870,750
29,143	Rocket Software, Inc., New Term Loan, 5.750%, 2/08/2018(b)	29,112
382,140	Shield Finance Co. S.A.R.L., New Term Loan B, 6.500%, 5/10/2019(b)	382,618
2,000,000	Ship US Bidco, Inc., Term Loan C, 4.750%, 11/29/2019(b)	2,004,000
481,154	Sirius Computer Solutions, Inc., Term Loan B, 7.000%, 11/30/2018(b)	487,168
1,693,703	SumTotal Systems LLC, 1st Lien Term Loan, 6.253%, 11/16/2018(c)	1,692,297
1,500,000	SumTotal Systems LLC, 2nd Lien Term Loan, 10.250%, 5/16/2019(b)	1,492,500
477,600	SunGard Data Systems, Inc., Term Loan D, 4.500%, 1/31/2020(b)	481,473
4,087,743	SurveyMonkey.com LLC, Term Loan B, 5.500%, 2/05/2019(b)	4,097,962
438,323	Telx Group, Inc., Term Loan B, 6.250%, 9/26/2017(b)	437,775
232,830	Verint Systems, Inc., New Term Loan B, 4.000%, 9/06/2019(b)	233,412
875,000	Vision Solutions, Inc., 2nd Lien Term Loan, 9.500%, 7/23/2017(b)	857,500
1,625,929	Web.com Group, Inc., Term Loan B, 4.500%, 10/27/2017(b)	1,631,343
2,500,000	Websense, Inc., 2nd Lien Term Loan, 12/24/2020(d)	2,490,625
3,500,000	Websense, Inc., 2nd Lien Term Loan, 8.250%, 12/24/2020(b)	3,486,875

		113,501,551

	Transportation Services – 0.9%
2,000,000	FleetPride Corporation, 1st Lien Term Loan, 11/19/2019(d)	1,930,000
4,873,522	FleetPride Corporation, 1st Lien Term Loan, 5.250%, 11/19/2019(b)	4,702,949
3,180,181	Pilot Travel Centers LLC, Term Loan B2, 4.250%, 8/07/2019(b)	3,168,255

Principal Amount	Description	Value (†)
Senior Loans – continued
	Transportation Services – continued
$579,500	Road Infrastructure Investment LLC, Term Loan B, 6.250%, 3/30/2018(b)	$582,397
382,514	Wabash National Corporation, Term Loan B, 4.500%, 5/02/2019(b)	383,471

		10,767,072

	Utility Other – 0.2%
1,700,477	Sensus USA, Inc., 1st Lien Term Loan, 5/09/2017(d)	1,677,095
700,000	Sensus USA, Inc., 2nd Lien Term Loan, 8.500%, 5/09/2018(b)	684,831

		2,361,926

	Wireless – 1.3%
8,629,701	Asurion LLC, New Term Loan B1, 4.500%, 5/24/2019(b)	8,518,205
85,777	SBA Finance, Add on Term Loan, 3.750%, 9/27/2019(b)	86,099
5,755,756	Securus Technologies Holdings, Inc., Term Loan, 4.750%, 4/30/2020(b)	5,660,441
1,035,000	Syniverse Holdings, Inc., Term Loan B, 4.000%, 4/23/2019(b)	1,039,533

		15,304,278

	Wirelines – 4.3%
2,312,380	Consolidated Communications, Inc., Term Loan B3, 5.250%, 12/31/2018(b)	2,333,769
969,940	Fairpoint Communications, Inc., Refi Term Loan, 2/14/2019(d)	967,816
13,226,875	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(b)	13,197,908
581,080	Fibertech Networks LLC, New Term Loan B, 4.500%, 12/18/2019(b)	583,079
5,500,000	Global Tel*Link Corporation, 1st Lien Term Loan, 5.000%, 5/22/2020(b)	5,388,295
5,000,000	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 6/06/2019(b)	5,006,250
1,788,518	Integra Telecom, Inc., 1st Lien Term Loan, 5.250%, 2/22/2019(b)	1,804,167
4,733,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/21/2020(b)	4,857,241
1,947,000	Level 3 Financing, Inc., Term Loan, 4.750%, 8/01/2019(b)	1,944,956
1,429,000	Light Tower Fiber LLC, 1st Lien Term Loan, 4.500%, 4/13/2020(b)	1,436,145
3,763,000	Light Tower Fiber LLC, 2nd Lien Term Loan, 8.000%, 4/12/2021(b)	3,767,704
490,500	MegaPath Group, Inc., Term Loan B, 8.500%, 12/20/2017(b)	441,450
7,380,414	U.S. Telepacific Corporation, New Term Loan B, 5.750%, 2/23/2017(b)	7,355,838
907,159	Zayo Group LLC, Term Loan B, 4.500%, 7/02/2019(b)	909,572

		49,994,190

	Total Senior Loans (Identified Cost $926,582,229)	922,938,030

Principal Amount	Description	Value (†)
Bonds and Notes – 14.4%
	Aerospace & Defense – 0.4%
$4,000,000	Ducommun, Inc., 9.750%, 7/15/2018	$4,420,000

	Building Materials – 0.2%
1,660,000	Ply Gem Industries, Inc., 9.375%, 4/15/2017	1,747,150

	Chemicals – 1.7%
7,000,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	7,157,500
7,510,000	INEOS Group Holdings S.A., 6.125%, 8/15/2018, 144A	7,265,925
6,000,000	Perstorp Holding AB, 11.000%, 8/15/2017, 144A	5,985,000

		20,408,425

	Consumer Cyclical Services – 0.0%
350,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	336,875

	Consumer Products – 0.2%
3,100,000	Visant Corp., 10.000%, 10/01/2017	2,890,750

	Electric – 0.4%
2,559,888	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/2018, 144A(e)	2,009,512
3,000,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.000%, 10/01/2021	3,217,500

		5,227,012

	Entertainment – 0.2%
2,000,000	ClubCorp Club Operations, Inc., 10.000%, 12/01/2018	2,210,000

	Food & Beverage – 0.6%
7,215,000	Sun Merger Sub, Inc., 5.250%, 8/01/2018, 144A	7,242,056

	Gaming – 0.7%
4,995,000	Marina District Finance Co., Inc., 9.500%, 10/15/2015	5,263,481
2,500,000	Peninsula Gaming LLC/Peninsula Gaming Corp., 8.375%, 2/15/2018, 144A	2,687,500

		7,950,981

	Healthcare – 0.4%
4,000,000	Emdeon, Inc., 11.000%, 12/31/2019	4,550,000
400,000	Surgical Care Affiliates, Inc., 10.000%, 7/15/2017, 144A	414,000

		4,964,000

	Home Construction – 0.7%
6,800,000	Beazer Homes USA, Inc., 9.125%, 5/15/2019	7,191,000

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Home Construction – continued
$1,000,000	K. Hovnanian Enterprises, Inc., 8.625%, 1/15/2017	$1,050,000

		8,241,000

	Independent Energy – 0.4%
2,225,000	Rex Energy Corp., 8.875%, 12/01/2020, 144A	2,302,875
2,000,000	Sanchez Energy Corp., 7.750%, 6/15/2021, 144A	1,960,000

		4,262,875

	Industrial Other – 0.5%
6,475,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	6,280,750

	Media Cable – 0.2%
2,000,000	WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.250%, 7/15/2019	2,145,000

	Media Non-Cable – 0.8%
5,375,000	Clear Channel Communications, Inc., 4.900%, 5/15/2015	4,998,750
2,500,000	Clear Channel Communications, Inc., 5.500%, 9/15/2014	2,431,250
2,000,000	Intelsat Luxembourg S.A., 6.750%, 6/01/2018, 144A	2,070,000

		9,500,000

	Metals & Mining – 2.1%
2,000,000	APERAM, 7.375%, 4/01/2016, 144A	1,964,380
2,000,000	APERAM, 7.750%, 4/01/2018, 144A	1,925,000
6,000,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	5,250,000
4,500,000	Essar Steel Algoma, Inc., 9.375%, 3/15/2015, 144A	4,218,750
4,000,000	Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	3,100,000
5,100,000	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/2018, 144A	5,151,000
3,000,000	Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.000%, 10/15/2017, 144A	3,112,500

		24,721,630

	Non-Captive Consumer – 0.6%
7,100,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	7,215,375

	Non-Captive Diversified – 0.2%
2,000,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	2,075,000

	Oil Field Services – 0.9%
3,000,000	Edgen Murray Corp., 8.750%, 11/01/2020, 144A	3,000,000

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Oil Field Services – continued
$2,646,000	FTS International Services LLC/FTS International Bond, Inc., 8.125%, 11/15/2018, 144A	$2,824,605
1,200,000	Hercules Offshore, Inc., 10.500%, 10/15/2017, 144A	1,269,000
2,700,000	Parker Drilling Co., 9.125%, 4/01/2018	2,875,500

		9,969,105

	Pharmaceuticals – 0.7%
7,890,000	VPII Escrow Corp., 6.750%, 8/15/2018, 144A	8,353,538

	Property & Casualty Insurance – 0.0%
300,000	White Mountains Re Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 5/29/2049, 144A	307,179

	Technology – 0.5%
5,000,000	Amkor Technology, Inc., 7.375%, 5/01/2018	5,262,500

	Wireless – 0.8%
2,500,000	NII Capital Corp., 10.000%, 8/15/2016	2,443,750
6,100,000	Wind Acquisition Finance S.A., 11.750%, 7/15/2017, 144A	6,374,500

		8,818,250

	Wirelines – 1.2%
7,500,000	Cincinnati Bell, Inc., 8.750%, 3/15/2018	7,781,250
2,000,000	Level 3 Communications, Inc., 11.875%, 2/01/2019	2,295,000
4,000,000	Zayo Group LLC/Zayo Capital, Inc., 10.125%, 7/01/2020	4,540,000

		14,616,250

	Total Bonds and Notes (Identified Cost $170,615,292)	169,165,701

Short-Term Investments – 12.3%
2,162,141	Repurchase Agreement with State Street Bank and Trust Company, dated 8/30/2013 at 0.000% to be repurchased at $2,162,141 on 9/03/2013 collateralized by $2,465,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $2,271,512 including accrued interest(f)	2,162,141
142,595,151	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/30/2013 at 0.000% to be repurchased at $142,595,151 on 9/03/2013 collateralized by $147,665,000 U.S. Treasury Note, 0.7500% due 6/30/2017 valued at $145,450,025 including accrued interest(f)	142,595,151

	Total Short-Term Investments (Identified Cost $144,757,292)	144,757,292

Total Investments – 105.3% (Identified Cost $1,241,954,813)(a)	1,236,861,023
Other assets less liabilities – (5.3)%	(62,726,468)

Net Assets – 100.0%	$1,174,134,555

(†)	Senior loans are priced at bid prices supplied by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, if available.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value senior loans and debt securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At August 31, 2013, the net unrealized depreciation on investments based on a cost of $1,242,447,468 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,436,875
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,023,320)

Net unrealized depreciation	$(5,586,445)

At November 30, 2012, late-year ordinary and post-October capital loss deferrals were $25,568. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of August 31, 2013 is disclosed.
(c)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at August 31, 2013.
(d)	Position is unsettled. Contract rate was not determined at August 31, 2013 and does not take effect until settlement date.
(e)	All or a portion of interest payment is paid-in-kind.
(f)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the value of Rule 144A holdings amounted to $87,143,070 or 7.4% of net assets.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1—quoted prices in active markets for identical assets or liabilities;

•Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Senior Loans*	$—	$922,938,030	$—	$922,938,030
Bonds and Notes*	—	169,165,701	—	169,165,701
Short-Term Investments	—	144,757,292	—	144,757,292

Total	$—	$1,236,861,023	$—	$1,236,861,023

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended August 31, 2013, there were no transfers between Levels 1, 2 and 3.

Industry Summary at August 31, 2013 (Unaudited)

Technology	10.2%
Industrial Other	6.9
Chemicals	6.7
Healthcare	6.6
Media Non-Cable	5.7
Wirelines	5.5
Consumer Cyclical Services	5.0
Metals & Mining	4.5
Food & Beverage	4.4
Retailers	3.2
Financial Other	2.9
Oil Field Services	2.8
Pharmaceuticals	2.3
Building Materials	2.2
Wireless	2.1
Consumer Products	2.0
Other Investments, less than 2% each	20.0
Short-Term Investments	12.3

Total Investments	105.3
Other assets less liabilities	(5.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of August 31, 2013 (Unaudited)

Vaughan Nelson Select Fund

Shares	Description	Value (†)
Common Stocks – 94.3% of Net Assets
	Aerospace & Defense – 6.7%
11,800	Honeywell International, Inc.	$938,926
1,700	Precision Castparts Corp.	359,108

		1,298,034

	Capital Markets – 1.9%
12,650	SEI Investments Co.	376,464

	Chemicals – 3.8%
6,275	Praxair, Inc.	736,685

	Commercial Banks – 3.9%
15,850	CIT Group, Inc.(b)	758,739

	Commercial Services & Supplies – 0.9%
5,050	Republic Services, Inc.	164,176

	Consumer Finance – 3.2%
9,725	Capital One Financial Corp.	627,749

	Containers & Packaging – 3.0%
12,850	Ball Corp.	570,797

	Diversified Financial Services – 5.8%
10,050	CME Group, Inc., Class A	714,655
6,275	Moody’s Corp.	398,839

		1,113,494

	Energy Equipment & Services – 2.0%
4,775	Schlumberger Ltd.	386,489

	Food & Staples Retailing – 5.4%
21,700	Walgreen Co.	1,043,119

	Health Care Providers & Services – 4.9%
13,250	UnitedHealth Group, Inc.	950,555

	Household Durables – 4.2%
12,775	Harman International Industries, Inc.	817,855

	Insurance – 1.0%
1,875	RenaissanceRe Holdings Ltd.	163,875
1,000	XL Group PLC	29,560

		193,435

	Internet Software & Services – 9.5%
19,000	eBay, Inc.(b)	949,810
1,050	Google, Inc., Class A(b)	889,245

		1,839,055

	IT Services – 4.5%
1,425	MasterCard, Inc., Class A	863,664

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 4.3%
6,725	Cummins, Inc.	$828,520

	Oil, Gas & Consumable Fuels – 3.8%
12,975	Phillips 66	740,873

	Pharmaceuticals – 4.8%
9,375	Valeant Pharmaceuticals International, Inc.(b)	921,937

	Professional Services – 1.0%
2,325	Towers Watson & Co., Class A	191,231

	Road & Rail – 3.6%
28,925	Hertz Global Holdings, Inc.(b)	695,068

	Semiconductors & Semiconductor Equipment – 3.0%
14,925	Avago Technologies Ltd.	574,762

	Software – 4.9%
37,325	Symantec Corp.	955,893

	Specialty Retail – 2.5%
5,925	Advance Auto Parts, Inc.	474,415

	Textiles, Apparel & Luxury Goods – 3.6%
5,950	Fossil Group, Inc.(b)	691,033

	Trading Companies & Distributors – 2.1%
5,900	DXP Enterprises, Inc.(b)	401,082

	Total Common Stocks (Identified Cost $16,448,796)	18,215,124

Principal Amount
Short-Term Investments – 2.1%
$410,229	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/30/2013 at 0.000% to be repurchased at $410,229 on 9/03/2013 collateralized by $460,000 Federal Home Loan Mortgage Corp., 2.230% due 1/10/2023 valued at $422,050 including accrued interest(c) (Identified Cost $410,229)	410,229

	Total Investments – 96.4% (Identified Cost $16,859,025)(a)	18,625,353
	Other assets less liabilities – 3.6%	699,145

	Net Assets – 100.0%	$19,324,498

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser under the general supervision of the Board of Trustees.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At August 31, 2013, the net unrealized appreciation on investments based on a cost of $16,859,025 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,895,174
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(128,846)

Net unrealized appreciation	$1,766,328

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1—quoted prices in active markets for identical assets or liabilities;

•Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$18,215,124	$—	$—	$18,215,124
Short-Term Investments	—	410,229	—	410,229

Total	$18,215,124	$410,229	$—	$18,625,353

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended August 31, 2013, there were no transfers between Levels 1, 2 and 3.

Industry Summary at August 31, 2013 (Unaudited)

Internet Software & Services	9.5%
Aerospace & Defense	6.7
Diversified Financial Services	5.8
Food & Staples Retailing	5.4
Software	4.9
Health Care Providers & Services	4.9
Pharmaceuticals	4.8
IT Services	4.5
Machinery	4.3
Household Durables	4.2
Commercial Banks	3.9
Oil, Gas & Consumable Fuels	3.8
Chemicals	3.8
Road & Rail	3.6
Textiles, Apparel & Luxury Goods	3.6
Consumer Finance	3.2
Semiconductors & Semiconductor Equipment	3.0
Containers & Packaging	3.0
Specialty Retail	2.5
Trading Companies & Distributors	2.1
Energy Equipment & Services	2.0
Other Investments, less than 2% each	4.8
Short-Term Investments	2.1

Total Investments	96.4
Other assets less liabilities	3.6

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.
(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	October 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	October 23, 2013

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	October 23, 2013